Remuneration System for the Management Board and Employees of the Group	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Remuneration System for the Management Board and Employees of the Group

7 Remuneration System for the Management Board and Employees of the Group

7.1	STOCK OPTION PLANS

7.1.1	2017 STOCK OPTION PLAN

On April 1, 2017, MorphoSys established a stock option plan (SOP) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, the program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2017 and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares of the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.

The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 55.52.

MorphoSys reserves the right to settle the exercise of stock options through newly created shares from Conditional Capital 2016-III, the issuance of treasury shares or in cash. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2024.

If a member of the Management Board ceases to hold an office at the MorphoSys Group through termination (or the Management Board member terminates the employment contract), resignation, death, injury, disability or the attainment of retirement age (receipt of a standard retirement pension, early-retirement pension or disability pension, as long as the requirements for the disability pension entitlement are met) or under other circumstances subject to the Supervisory Board’s discretion, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of subscription rights.

If a member of the Management Board ceases to hold an office at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB), all unexercised stock options will be forfeited without any entitlement to compensation.

If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.

As of April 1, 2017, a total of 81,157 stock options had been granted to the beneficiaries, of which 40,319 had been granted to the Management Board (further details can be found in the “Stock Options” table in Note 7.4 “Related Parties”), 37,660 to the Senior Management Group and 3,178 to selected Company employees who do not belong to the Senior Management Group. The original number of stock options granted was based on 100% target achievement. Based on the performance criteria that have been met to date, the target achievement is expected to be 125%. For performance criteria that have not yet been met, 100 % target achievement is assumed. Under this assumption, the total number of subscription rights to be exercised, i.e., the total number of shares to be issued at the end of the four-year holding period/performance period would currently increase to 90,949 shares. The fair value of the stock options on the grant date (April 1, 2017) was € 21.41 per stock option. In the period from the grant date to December 31, 2018, seven beneficiaries left MorphoSys, resulting in the forfeiture of 8,398 stock options. For the calculation of personnel expenses resulting from share-based payment under the 2017 Stock Option Plan, the assumption is that two beneficiaries would leave the Company during the four-year period. This assumption was updated in 2018.

In 2018, personnel expenses from stock options under the Group’s 2017 SOP amounted to € 436,154 (2017: € 801,330).

7.1.2	2018 STOCK OPTION PLAN

On April 1, 2018, MorphoSys established a stock option plan (SOP) for the Management Board, the Senior Management Group and selected Company employees who are not members of the Senior Management Group (beneficiaries). In accordance with IFRS 2, the program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2018 and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares of the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the performance parameters, the target achievement for that year is 0%.

The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 81.04.

MorphoSys reserves the right to settle the exercise of stock options through either newly created shares from Conditional Capital 2016-III or, alternatively, through the issuance of treasury shares or in cash should the exercise from Conditional Capital 2016-III not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2025.

If a member of the Management Board ceases to hold an office at the MorphoSys Group prior to the end of the four-year vesting period/performance period, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of subscription rights.

If a member of the Management Board ceases to hold an office at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB), all unexercised stock options will be forfeited without any entitlement to compensation.

If a cumulative absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to a precise daily pro rata amount of subscription rights. Absence is defined as either a continued period of lost work time due to illness or inactivity of a beneficiary or employment relationship without continued pay.

If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.

As of April 1, 2018, a total of 67,778 stock options had been granted to beneficiaries, of which 29,312 had been granted to the Management Board (further details can be found in the “Stock Options” table in Note 7.4 “Related Parties”), 34,276 to the Senior Management Group and 4,190 to selected Company employees who do not belong to the Senior Management Group. The stated number of stock options granted is based on 100% target achievement. The fair value of the stock options on the grant date (April 1, 2018) was € 30.43 per stock option. In the period from the grant date to December 31, 2018, two beneficiaries left MorphoSys, resulting in the forfeiture of 2,136 stock options. For the calculation of personnel expenses resulting from share-based payment under the 2018 Stock Option Plan, the assumption is that four beneficiaries would leave the Company during the four-year period.

In 2018, personnel expenses from stock options under the Group’s 2018 SOP amounted to € 925,635.

The fair value of the stock options from the 2018 and 2017 stock option plans was determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters of each program are listed in the table below.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan
Share Price on Grant Date in €	55.07	81.05
Strike Price in €	55.52	81.04
Expected Volatility of the MorphoSys share in %	37.49	35.95
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10
Expected Volatility of the TecDAX Index in %	16.94	17.73
Performance Term of Program in Years	4.0	4.0
Dividend Yield in %	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15

7.2	CONVERTIBLE BONDS - 2013 PROGRAM

On April 1, 2013, MorphoSys AG granted the Management Board and members of the Senior Management Group (beneficiaries) convertible bonds with a total nominal value of € 225,000, divided into 449,999 no-par-value bearer bonds with equal rights from “Conditional Capital 2008-III”. The beneficiaries have the right to convert the bonds into Company shares. Each convertible bond can be exchanged for one of the Company’s no-par-value bearer shares equal to the proportional amount of common stock, which currently stands at € 1. Exercise of the convertible bonds is subject to several conditions, such as the achievement of performance targets, the expiration of vesting periods, the exercisability of the conversion rights, the existence of an employment or service contract that is not under notice and the commencement of the exercise period.

The conversion price amounted to € 31.88 and was derived from the Company’s share price in the XETRA closing auction of the Frankfurt Stock Exchange on the trading day preceding the issue of the convertible bonds. The exercise of the conversion rights is admissible since, on at least one trading day during the lifetime of the convertible bonds, the share price of the Company has risen to more than 120% of the price in the XETRA closing auction of the Frankfurt Stock Exchange on the trading day preceding the issue of the convertible bonds.

The following table shows the development of the convertible bond plans for Group employees in the 2018, 2017 and 2016 financial years.

	Convertible Bonds	Weighted- average Price (€)
Outstanding on January 1, 2016	449,999	31.88
Granted	0	0.00
Exercised	0	0.00
Forfeited	(13,414)	31.88
Expired	0	0.00
Outstanding on December 31, 2016	436,585	31.88

Outstanding on January 1, 2017	436,585	31.88
Granted	0	0.00
Exercised	(261,015)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2017	175,570	31.88

Outstanding on January 1, 2018	175,570	31.88
Granted	0	0.00
Exercised	(32,537)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2018	143,033	31.88

From the grant date until December 31, 2018, one beneficiary left MorphoSys and, therefore, 13,414 convertible bonds were forfeited. As of December 31, 2018, the number of vested convertible bonds totaled 143,033 shares (December 31, 2017: 175,570 shares; December 31, 2016: 327,439 shares).

The following overview includes the weighted-average exercise price as well as information on the contract duration of significant groups of convertible bonds as of December 31, 2018.

Range of Exercise Prices	Number Outstanding	Remaining Contractual Life (in Years)	Weighted- average Exercise Price (€)	Number Exercisable	Weighted- average Exercise Price (€)
€ 25.00 - € 40.00	143,033	1.25	31.88	143,033	31.88
	143,033	1.25	31.88	143,033	31.88

The Group recognized personnel expenses resulting from convertible bonds on a straight-line basis in accordance with IFRS 2 and IAS 32.28. The equity component of the convertible bonds is presented separately under additional paid-in capital. The corresponding amount was recognized as personnel expenses from convertible bonds. Compensation expenses related to convertible bonds amounted to € 0 in 2018, to € 287.601 in 2017 and to € 40.375 in 2016.

7.3	LONG-TERM INCENTIVE PROGRAMS

7.3.1	2013 LONG-TERM INCENTIVE PLAN

On April 1, 2013, MorphoSys established a long-term incentive plan (LTI plan) for the Management Board and the Senior Management Group (beneficiaries). The vesting period of this plan expired on April 1, 2017. According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI plan is a performance-related share plan and is paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The key performance criteria are based on the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. These criteria are approved annually by the Supervisory Board. The fulfillment of these criteria was set at 200 % for one year, 54 % for one year and 0 % for two years. The Supervisory Board set the “company factor” at 1.57, meaning the number of performance shares to be allocated was scaled by a factor of 1.57. This factor resulted in an adjustment of previously recognized personnel expenses of € 1.0million in the 2017 financial year. Previously, personnel expenses resulting from the 2013 LTI program were recognized based on the assumption of a company factor of 1.0. Based on these terms and the company factor, a total of 61,323 performance shares of MorphoSys AG was transferred to beneficiaries until October 2, 2017 after the expiration of the four-year vesting period. The Management Board received 36,729 performance shares (for further information, please see the tables titled “Shares” and “Performance Shares” in Item 7.4* “Related Parties”), the Senior Management Group received 21,248 performance shares and former members of the Senior Management Group who have since left the Company received 3,346 performance shares.

On October 1, 2013, MorphoSys established another long-term incentive plan (LTI plan) for Senior Management Group members (beneficiaries). The vesting period of this plan expired on October 1, 2017. The terms of this plan were identical to the plan granted as of April 1, 2013. The fulfillment of the performance criteria was set at 200 % for one year, 54.8 % for one year and 0 % for two years. The Supervisory Board set the “company factor” at 1.57, meaning the number of performance shares to be allocated was scaled by a factor of 1.57. This factor resulted in an adjustment of previously recognized personnel expenses of € 0.02 million in the 2017 financial year. Previously, personnel expenses resulting from the 2013 LTI program were recognized based on the assumption of a company factor of 1.0. Based on these terms and the company factor, a total of 548 performance shares of MorphoSys AG was allocated to beneficiaries after the expiration of the four-year vesting period in December 2017. The Senior Management Group received all of the 548 performance shares.

In 2018, personnel expenses from performance shares under the Group’s 2013 LTI plan amounted to € 0 (2017: € 1,038,639; 2016: €– 23,571).

7.3.2	2014 LONG-TERM INCENTIVE PLAN

On April 1, 2014, MorphoSys established a Long-Term Incentive plan (LTI plan) for the Management Board and the Senior Management Group (beneficiaries). The vesting period of this plan expired on April 1, 2018. According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI plan is a performance-related share plan and is paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The key performance criteria are based on the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. These criteria are approved annually by the Supervisory Board. The fulfillment of these criteria was set at 200% for one year, 54% for one year and 0% for two years. The Supervisory Board set the “company factor” at 1.0, meaning the number of performance shares to be allocated was scaled by a factor of 1.0. Based on these terms and the company factor, a total of 17,219 performance shares of MorphoSys AG was transferred to beneficiaries until October 10, 2018 after the expiration of the four-year vesting period. The Management Board received 6,969 performance shares (for further information, please see the tables titled “Shares” and “Performance Shares” in Item 7.4 “Related Parties”), the Senior Management Group received 8,216 performance shares and former members of the Management Board and Senior Management Group, who have since left the Company, received 2,034 performance shares.

In 2018, personnel expenses resulting from performance shares under the Group’s 2014 LTI plan amounted to € 6.388 (2017: € 55,759; 2016: € 178.518).

7.3.3	2015 LONG-TERM INCENTIVE PLAN

On April 1, 2015, MorphoSys established a Long-Term Incentive plan (LTI plan) for the Management Board and the Senior Management Group (beneficiaries). According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The grant date was April 1, 2015 and the vesting/performance period is four years. If the predefined key performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on key performance criteria comprising the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The number of performance shares vested each year will be reduced or increased to the extent that the performance criteria of the respective year have been achieved between only 50% and 99.9% (<100%) or the achievement of the performance criteria has exceeded 100% (maximum 200%). If in one year the performance criteria are met by less than 50%, no performance shares will become vested in that year. In any case, the maximum pay-out at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a certain allocation of performance shares under the LTI plan, however, occurs only at the end of the four-year vesting period.

At the end of the four-year waiting period, there is a six-month exercise period during which the Company can transfer the shares to the beneficiaries. Beneficiaries are free to choose the exercise date within this exercise period.

If the number of repurchased shares is not sufficient for servicing the LTI plan, MorphoSys reserves the right to pay a certain amount of the LTI plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.

If a member of the Management Board ceases to hold an office at MorphoSys Group because of termination (or if the Management Board member terminates the employment contract), resignation, death, injury, disability, by reaching retirement age (receipt of a normal retirement pension, early-retirement pension or disability pension, as long as the requirements for the disability pension entitlement are met) or under other circumstances subject to the Supervisory Board’s discretion, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of performance shares.

If a member of the Management Board ceases to hold an office at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB) and/or as defined by Section 84 (3) of the German Stock Corporation Act (AktG), the beneficiary will not be entitled to performance shares.

If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a certain allocation of performance shares under the LTI plan occurs only at the end of the four-year vesting period.

A total of 40,425 of these shares were allocated to beneficiaries on April 1, 2015 with 21,948 performance shares allocated to the Management Board (further details may be found in the table titled “Performance Shares” in Item 7.4 “Related parties”) and 18,477 performance shares to the Senior Management Group. The originalnumber of performance shares allocated was based on the full achievement of the performance criteria and a company factor of 1. Based on the performance criteria that have been met to date, the overall achievement of the target is expected to be 123.5%. For performance criteria that have not yet been met, 100 % target achievement is assumed. Under this assumption, the total number of performance shares to be allocated at the end of the four-year holding period/performance period would currently increase to 44,599 shares. The fair value of the performance shares on the grant date (April 1, 2015) was € 61.40 per share. No dividends were included in the determination of the fair value of the performance shares because the Group does not intend to distribute any dividends in the foreseeable future. From the grant date until December 31, 2018, five beneficiaries left MorphoSys, and therefore 3,093 performance shares were forfeited. For the calculation of the personnel expenses from share-based payment under the 2015 LTI plan, it was initially assumed that one beneficiary would leave the Company during the four-year period. This assumption was updated in 2018.

In 2018, personnel expenses resulting from performance shares under the Group’s 2015 LTI plan amounted to € 109,511 (2017: € 201,608: 2016: € 837.153).

7.3.4	2016 LONG-TERM INCENTIVE PLAN

On April 1, 2016, MorphoSys established a Long-Term Incentive plan (LTI plan) for the Management Board and the Senior Management Group (beneficiaries). According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The grant date was April 1, 2016 and the vesting/performance period is four years. If the predefined key performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on key performance criteria comprising the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The number of performance shares vested each year will be reduced or increased to the extent that the performance criteria of the respective year have been achieved between only 50% and 99.9% (<100%) or the achievement of the performance criteria has exceeded 100% (maximum 200%). If in one year the performance criteria are met by less than 50%, no performance shares will become vested in that year. In any case, the maximum pay-out at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a certain allocation of performance shares under the LTI plan, however, occurs only at the end of the four-year vesting/performance period.

At the end of the four-year waiting period, there is a six-month exercise period during which the Company can transfer the shares to the beneficiaries. Beneficiaries are free to choose the exercise date within this exercise period.

If the number of repurchased shares is not sufficient for servicing the LTI plan, MorphoSys reserves the right to pay a certain amount of the LTI plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.

If a member of the Management Board ceases to hold an office at MorphoSys Group because of termination (or if the Management Board member terminates the employment contract), resignation, death, injury, disability, by reaching retirement age (receipt of a normal retirement pension, early-retirement pension or disability pension, as long as the requirements for the disability pension entitlement are met) or under other circumstances subject to the Supervisory Board’s discretion, the Management Board member (or the member’s heirs) is entitled precise daily pro rata amount of performance shares.

If a member of the Management Board ceases to hold an office at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB) and/or as defined by Section 84 (3) of the German Stock Corporation Act (AktG), the beneficiary will not be entitled to performance shares.

If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a certain allocation of performance shares under the LTI plan occurs only at the end of the four-year vesting period.

A total of 68,143 of these shares were allocated to beneficiaries on April 1, 2016 with 35,681 performance shares allocated to the Management Board (further details may be found in the table titled “Performance Shares” in Item 7.4 “Related parties”) and 32,462 performance shares to the Senior Management Group. The originalnumber of performance shares allocated was based on the full achievement of the performance criteria and a company factor of 1. Based on the performance criteria that have been met to date, the overall achievement of the target is expected to be 123.5%. For performance criteria that have not yet been met, 100 % target achievement is assumed. Under this assumption, the total number of performance shares to be allocated at the end of the four-year holding period/performance period would currently increase to 68,595 shares. The fair value of the performance shares on the grant date (April 1, 2016) was € 46.86 per share. No dividends were included in the determination of the fair value of the performance shares because the Group does not intend to distribute any dividends in the foreseeable future. From the grant date until December 31, 2018, eight beneficiaries left MorphoSys, and therefore 10,998 performance shares were forfeited. For the calculation of the personnel expenses from share-based payment under the 2016 LTI plan, it was initially assumed that one beneficiary would leave the Company during the four-year period. This assumption was updated in 2018.

In 2018, personnel expenses resulting from performance shares under the Group’s 2016 LTI plan amounted to € 330,727 (2017: € 663,624; 2016: € 1.483.694).

7.3.5	2017 LONG-TERM INCENTIVE PLAN

On April 1, 2017, MorphoSys established another Long-Term Incentive plan (LTI plan) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2017 and the vesting/performance period is four years. If the predefined performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on key performance criteria comprising the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum pay-out at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a certain allocation of performance shares under the LTI plan, however, occurs only at the end of the four-year vesting/performance period.

At the end of the four-year vesting period, there is a six-month exercise period during which the Company can transfer the shares to the beneficiaries. Beneficiaries are free to choose the exercise date within this exercise period.

If the number of repurchased shares is not sufficient for servicing the LTI plan, MorphoSys reserves the right to pay a certain amount of the LTI plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.

If a member of the Management Board ceases to hold an office at MorphoSys Group because of termination (or if the Management Board member terminates the employment contract), resignation, death, injury, disability, by reaching retirement age (receipt of a normal retirement pension, early-retirement pension or disability pension, as long as the requirements for the disability pension entitlement are met) or under other circumstances subject to the Supervisory Board’s discretion, the Management Board member (or the member’s heirs) is entitled to performance shares determined on a precise daily pro rata basis.

If a member of the Management Board ceases to hold an office at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB) and/or as defined by Section 84 (3) of the German Stock Corporation Act (AktG), the beneficiary will not be entitled to performance shares.

If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a certain allocation of performance shares under the LTI plan occurs only at the end of the four-year vesting period.

A total of 31,549 of these shares were allocated to beneficiaries on April 1, 2017 with 15,675 performance shares allocated to the Management Board (further details may be found in the table titled “Performance Shares” in Item 7.4 “Related parties”), 14,640 performance shares allocated to the Senior Management Group and 1,234 performance shares allocated to selected employees of the Company who are not members of the Senior Management Group. The originalnumber of performance shares allocated was based on the full achievement of the performance criteria and a company factor of 1. Based on the performance criteria that have been met to date, the overall achievement of the target is expected to be 150%. For performance criteria that have not yet been met, 100 % target achievement is assumed. Under this assumption, the total number of performance shares to be allocated at the end of the four-year holding period/performance period would currently increase to 43,196 shares. The fair value of the performance shares on the grant date (April 1, 2017) was € 70.52 per share. From the grant date until December 31, 2018, seven beneficiaries left MorphoSys, and therefore 1,711 performance shares were forfeited. For the calculation of the personnel expenses from share-based payment under the 2017 LTI plan, the assumption is that two beneficiaries would leave the Company during the four-year period. This assumption was updated in 2018.

In 2018, personnel expenses resulting from performance shares under the Group’s 2017 LTI plan amounted to € 558,446 (2017: € 1,026,037).

7.3.6	2018 LONG-TERM INCENTIVE PLAN

On April 1, 2018, MorphoSys established another Long-Term Incentive plan (LTI plan) for the Management Board, the Senior Management Group and selected employees of the Company who are not members of the Senior Management Group (beneficiaries). According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2018 and the vesting/performance period is four years. If the predefined performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on key performance criteria comprising the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum pay-out at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a certain allocation of performance shares under the LTI plan, however, occurs only at the end of the four-year vesting/performance period.

At the end of the four-year vesting period, there is a six-month exercise period during which the Company can transfer the shares to the beneficiaries. Beneficiaries are free to choose the exercise date within this exercise period.

If the number of repurchased shares is not sufficient for servicing the LTI plan, MorphoSys reserves the right to pay a certain amount of the LTI plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.

If a member of the Management Board ceases to hold an office at MorphoSys Group prior to the end of the four-year vesting period, the Management Board member (or the member’s heirs) is entitled to a precise daily pro rata amount of performance shares.

If a member of the Management Board ceases to hold an office at MorphoSys Group for good reason as defined by Section 626 (2) of the German Civil Code (BGB), the beneficiary will not be entitled to performance shares.

If a cumulative absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to a precise daily pro rata amount of performance shares. Absence is defined as either a continued period of lost work time due to illness or inactivity of a beneficiary or employment relationship without continued pay.

If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a certain allocation of performance shares under the LTI plan occurs only at the end of the four-year vesting period.

A total of 20,357 of these shares were allocated to beneficiaries on April 1, 2018 with 8,804 performance shares allocated to the Management Board, 10,291 performance shares allocated to the Senior Management Group and 1,262 performance shares allocated to selected employees of the Company who are not members of the Senior Management Group. The number of performance shares allocated is based on 100% achievement of the performance criteria and a company factor of 1. The fair value of the performance shares on the grant date (April 1, 2018) was € 103.58 per share. From the grant date until December 31, 2018, two beneficiaries left MorphoSys, and therefore 641 performance shares were forfeited. For the calculation of the personnel expenses from share-based payment under the 2018 LTI plan, the assumption is that four beneficiaries would leave the Company during the four-year period.

In 2018, personnel expenses resulting from performance shares under the Group’s 2018 LTI plan amounted to € 946,346.

The fair value of the performance shares from the Long-Term Incentive plans 2015 until 2018 has been determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters of each program are listed in the table below.

	April 2015 Long-Term Incentive Program	April 2016 Long-Term Incentive Program	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program
Share Price on Grant Date in €	57.18	43.28	55.07	81.05
Strike Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	33.09	34.637	37.49	35.95
Expected Volatility of the Nasdaq Biotech Index in %	20.70	23.39	25.07	25.10
Expected Volatility of the TecDAX Index in %	20.10	17.01	16.94	17.73
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	0.07	0.05	between 0.03 and 0.23	between 0.02 and 0.15

7.3.7	INITIAL EQUITY GRANT

On September 10, 2018, MorphoSys established an initial equity grant for one employee of MorphoSys US Inc. According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments (treasury shares of MorphoSys AG) and is accounted for accordingly. The grant date was September 25, 2018 and the total vesting/performance period is one year with the shares vesting on a monthly basis, provided that the beneficiary is still with the company as of the respective vesting date. A portion of the shares is transferred to the beneficiary as soon as a monthly vesting period has ended. The total number of shares granted was calculated by dividing the overall grant value of US $ 370,000 by the average closing price of MorphoSys shares as quoted in Xetra on the Frankfurt Stock Exchange on the 30 trading days prior to the start date of the grant (€ 102.95). As a result, the grant comprised a maximum of 3,104 shares. The fair value as of the grant date amounted to € 91.90 per share.

7.4	RELATED PARTIES

Related parties that can be influenced by the Group or can have a significant influence on the Group can be divided into subsidiaries, members of the Supervisory Board, members of management in key positions and other related entities.

The Group engages in business relationships with members of the Management Board and Supervisory Board as related parties responsible for the planning, management and monitoring of the Group. In addition to cash compensation, the Group has granted the Management Board convertible bonds and performance shares. The tables below show the shares, stock options, convertible bonds and performance shares held by the members of the Management Board and Supervisory Board, as well as the changes in their ownership during the 2018 financial year.

Shares
	01/01/2018	Additions	Sales	12/31/2018
Management Board
Dr. Simon Moroney	483,709	8,928	8,928	483,709
Jens Holstein	11,000	36,554	30,537	17,017
Dr. Malte Peters	9,505	3,313	0	12,818
Dr. Markus Enzelberger	7,262	3,248	8,834	1,676

Total	511,476	52,043	48,299	515,220

Supervisory Board
Dr. Marc Cluzel	500	0	0	500
Dr. Frank Morich	1,000	0	0	1,000
Krisja Vermeylen	350	0	0	350
Wendy Johnson	500	0	0	500
Dr. George Golumbeski [1]	-	0	0	0
Michael Brosnan [1]	-	0	0	0
Dr. Gerald Möller [2]	11,000	900	0	-
Klaus Kühn [2]	0	0	0	-

Total	13,350	900	0	2,350

STOCK OPTIONS
	01/01/2018	Additions	Forfeitures [3]	Exercises	12/31/2018
Management Board
Dr. Simon Moroney	12,511	9,884	0	0	22,395
Jens Holstein	8,197	6,476	0	0	14,673
Dr. Malte Peters	8,197	6,476	0	0	14,673
Dr. Markus Enzelberger	5,266	6,476	0	0	11,742

Total	34,171	29,312	0	0	63,483

CONVERTIBLE BONDS
	01/01/2018	Additions	Forfeitures [3]	Exercises	12/31/2018
Management Board
Dr. Simon Moroney	88,386	0	0	0	88,386
Jens Holstein	60,537	0	0	30,537	30,000
Dr. Malte Peters	0	0	0	0	0
Dr. Markus Enzelberger	0	0	0	0	0

Total	148,923	0	0	30,537	118,386

PERFORMANCE SHARES
	01/01/2018	Additions	Forfeitures [3]	Allocations [4]	12/31/2018
Management Board
Dr. Simon Moroney	30,060	2,969	2,182	3,797	27,050
Jens Holstein	20,086	1,945	1,495	2,600	17,936
Dr. Malte Peters	3,187	1,945	0	0	5,132
Dr. Markus Enzelberger	5,987	1,945	329	572	7,031

Total	59,320	8,804	4,006	6,969	57,149

[1]	Dr. George Golumbeski and Michael Brosnan have joined the Supervisory Board of MorphoSys AG on May 17, 2018.
[2]

Dr. Gerald Möller and Klaus Kühn have left the Supervisory Board of MorphoSys AG on May 17, 2018. Changes in the number of shares after resignation from the Supervisory Board of MorphoSys AG are not presented in the tables.

[3]	Forfeited performance Shares are a result of the KPI achievement rate of 63.5 % and a company factor of 1.0 as determined at the end of the performance period of the LTI plan 2014.
[4]	Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.

In May 2018, the Management Board was granted a one-time entitlement to treasury shares of the Company with a fixed total amount of € 1.5 million, which could be exercised by December 31, 2018. Further details can be found in Item 6.5.4 of the Notes. Dr. Moroney exercised 5,131 shares with a value of € 483,597 from this program, Mr. Holstein exercised 3,417 shares with a value of € 358,785, Dr. Peters exercised 3,313 shares with a value of € 354,822 and Dr. Enzelberger exercised 2,676 shares valued at € 285,600.

The Supervisory Board of MorphoSys AG does not hold any stock options, convertible bonds or performance shares.

The remuneration system for the Management Board is intended to encourage sustainable, results-oriented corporate governance. The Management Board’s total remuneration consists of several components, including fixed compensation, an annual cash bonus that is dependent upon the achievement of corporate targets (short-term incentives – STI), variable compensation components with long-term incentives (LTI) and other remuneration components. Variable remuneration components with long-term incentive consist of Long-Term Incentive plans (LTI plan) from previous years and the current year, a convertible bond program from 2013 and stock option plans from the prior and current years. The members of the Management Board additionally receive fringe benefits in the form of benefits in kind, essentially consisting of a company car and insurance premiums. All total remuneration packages are reviewed annually by the Remuneration and Nomination Committee and compared to an annual Management Board remuneration analysis to check the scope and appropriateness of the remuneration packages. The amount of remuneration paid to members of the Management Board is based largely on the duties of the respective Management Board member, the financial situation and the performance and business outlook for the Company versus its competition. All resolutions on adjustments to the overall remuneration packages are passed by the plenum of the Supervisory Board. The remuneration of the Management Board and the pension contract were last adjusted in July 2018.

If a Management Board member’s employment contract terminates due to death, the member’s spouse or life partner is entitled to the fixed monthly salary for the month of death and the 12 months thereafter. In the event of a change of control, Management Board members are entitled to exercise their extraordinary right to terminate their employment contracts and receive any outstanding fixed salary and the annual bonus for the remainder of the agreed contract period, but at least 200 % of the annual gross fixed salary and the annual bonus. Moreover, in such a case, all stock options and performance shares granted will become vested immediately and can be exercised after the expiration of the statutory vesting periods. A change of control has occurred when (i) MorphoSys transfers assets or a substantial portion of its assets to unaffiliated third parties, (ii) MorphoSys merges with an unaffiliated company, (iii) an agreement pursuant to § 291 AktG is entered into with MorphoSys as a dependent company or MorphoSys is incorporated pursuant to § 319 AktG or (iv) a shareholder or third party holds 30% or more of MorphoSys’s voting rights.

While in the management report the remuneration of the Management Board and Supervisory Boards as members in key management positions is presented in accordance with the provisions of the German Corporate Governance Code, the following tables show the expense-based view in accordance with IAS 24.

MANAGEMENT BOARD REMUNERATION FOR THE YEARS 2018 AND 2017 (IAS 24):

	Dr. Simon Moroney Chief Executive Officer		Jens Holstein Chief Financial Officer		Dr. Malte Peters Chief Development Officer
					Appointment: March 1, 2017
	2017	2018	2017	2018	2017	2018
Fixed Compensation	500,876	542,074	372,652	402,235	281,500	397,800
Fringe Benefits [1]	35,912	32,654	42,905	46,725	568,644	30,613
One -Year Variable Compensation	368,144	455,343	273,899	337,877	206,903	334,152

Total Short-Term Employee Benefits (IAS 24.17 (a))	904,932	1,030,071	689,456	786,837	1,057,047	762,565

Service Cost	149,567	158,788	99,949	111,233	60,967	76,190

Total Benefit Expenses – Post-Employment Benefits (IAS 24.17 (b))	149,567	158,788	99,949	111,233	60,967	76,190

One-Time Bonus in Shares	0	483,616	0	358,857	-	354,900
Multi-Year Variable Compensation 2:
2013 Convertible Bonds Program (Vesting Period 4 Years)	58,224	0	59,641	0	0	0
2013 Long-Term Incentive Program (Vesting Period 4 Years)	202,349	0	138,585	0	0	0
2014 Long-Term Incentive Program (Vesting Period 4 Years)	22,460	1,452	15,383	994	0	0
2015 Long-Term Incentive Program (Vesting Period 4 Years)	67,635	26,657	46,324	18,257	0	0
2016 Long-Term Incentive Program (Vesting Period 4 Years)	171,688	86,435	112,481	56,632	0	0
2017 Long-Term Incentive Program (Vesting Period 4 Years)	163,906	104,449	107,395	68,437	107,395	68,437
2018 Long-Term Incentive Program (Vesting Period 4 Years)	0	140,040	0	91,595	0	91,595
2017 Stock Option Plan (Vesting Period 4 Years)	127,997	81,566	83,861	53,441	83,861	53,441
2018 Stock Option Plan (Vesting Period 4 Years)	0	136,980	0	89,593	0	89,593

Total Share-Based Payment (IAS 24.17 (e))	814,259	1,061,195	563,670	737,806	191,256	657,966

Total Compensation	1,868,758	2,250,054	1,353,075	1,635,876	1,309,270	1,496,721

[1]

In 2017, the fringe benefits of Dr. Malte Peters und Dr. Markus Enzelberger each included a one-time compensation in the form of MorphoSys shares as an incentive to join the Management Board of MorphoSys AG.

[2]

The fair value was determined pursuant to the regulations of IFRS 2 “Share-based Payments”. This table shows the pro-rata share of personnel expenses resulting from share-based payment for the respective financial year. Further details can be found in Sections 7.1, 7.2. and 7.3.

Dr. Markus Enzelberger [3] Chief Scientific Officer		Dr. Marlies Sproll [4] Chief Scientific Officer		Dr. Arndt Schottelius Chief Development Officer		Total
Appointment (Interim-CSO): April 15, 2017 Appointment: November 1, 2017		Temporary Leave: April 15, 2017 – October 31, 2017 Resignation: October 31, 2017		Resignation: February 28, 2017
2017	2018	2017	2018	2017	2018	2017	2018
204,698	321,300	222,450	-	103,253	-	1,685,429	1,663,409
417,158	31,211	20,427	-	9,161	-	1,094,207	141,203
121,688	269,892	67,745	-	23,490	-	1,061,869	1,397,264

743,544	622,403	310,622	-	135,904	-	3,841,505	3,201,876

29,186	68,515	77,976	-	28,245	-	445,890	414,726

29,186	68,515	77,976	-	28,245	-	445,890	414,726

-	286,650	0	-	0	-	0	1,484,023

0	0	39,879	-	39,879	-	197,623	0
0	0	138,585	-	138,585	-	618,104	0
0	0	15,383	-	(42,038)	-	11,188	2,446
0	0	46,324	-	(79,105)	-	81,178	44,914
0	0	112,481	-	(76,828)	-	319,822	143,067
68,979	105,222	80,538	-	-	-	528,213	346,545
0	91,595	0	-	-	-	0	414,825
53,875	82,185	62,898	-	-	-	412,492	270,633
0	89,593	0	-	-	-		405,759

122,854	655,245	496,088	-	(19,507)	-	2,168,620	3,112,212

895,584	1,346,163	884,686	-	144,642	-	6,456,015	6,728,814

[3]

The figures presented for 2017 for Dr. Markus Enzelberger do not include any compensation granted for his activities as a member of the Senior Management Group as they do not relate to his appointment as a member of the Management Board.

[4]

Dr. Marlies Sproll left the Management Board of MorphoSys AG on October 31, 2017. Since November 1, 2017, Dr. Marlies Sproll has taken on a new part-time role at MorphoSys as Special Adviser to the CEO. Therefore, the figures presented for Dr. Marlies Sproll do not include any remuneration granted for these activities.

In the years 2018 and 2017, there were no other long-term benefits in accordance with IAS 24.17 (c) or benefits upon termination of employment in accordance with IAS 24.17 (d) accruing to the Management Board or Supervisory Board.

In 2018, the total remuneration for the Supervisory Board, excluding reimbursed travel costs, amounted to € 525,428 (2017: € 523,015).

SUPERVISORY BOARD REMUNERATION FOR THE YEARS 2018 AND 2017:

	Fixed Compensation		Attendance Fees [1]		Total Compensation
in €	2018	2017	2018	2017	2018	2017
Dr. Marc Cluzel	76,742	52,160	32,400	26,800	109,142	78,960
Dr. Frank Morich	61,004	57,240	23,200	23,200	84,204	80,440
Krisja Vermeylen	49,916	28,961	24,400	16,000	74,316	44,961
Wendy Johnson	46,160	46,160	37,400	38,000	83,560	84,160
Dr. George Golumbeski [2]	28,961	-	25,200	-	54,161	-
Michael Brosnan [2]	28,961	-	18,600	-	47,561	-
Dr. Gerald Möller [3]	36,558	95,156	11,800	36,800	48,358	131,956
Klaus Kühn [3]	17,326	46,160	6,800	22,000	24,126	68,160
Karin Eastham [4]	-	19,578	-	14,800	-	34,378

Total	345,628	345,415	179,800	177,600	525,428	523,015

[1]	The attendance fee contains expense allowances for the attendence at the Supervisory Board and the Committee meetings.
[2]	Dr. George Golumbeski and Michael Brosnan have joined the Supervisory Board of MorphoSys AG on May 17, 2018.
[3]	Dr. Gerald Möller and Klaus Kühn have left the Supervisory Board of MorphoSys AG AG on May 17, 2018.
[4]	Karin Eastham has left the Supervisory Board of MorphoSys AG AG on May 17, 2017.

No other agreements presently exist with current or former members of the Supervisory Board.

As of December 31, 2018, the Senior Management Group held 72,604 stock options (December 31, 2017: 35,978 shares), 11,233 convertible bonds (December 31, 2017: 13,233 convertible bonds) and 83,660 performance shares (December 31, 2017: 67,149 performance shares), which had been granted by the Company. In 2018, a new stock option program and a new performance share program were issued to the Senior Management Group (see paragraphs 7.1.2 and 7.3.6). In May 2018, the Senior Management Group was granted a one-time entitlement to treasury shares of the Company with a fixed total amount of € 0.5 million, which could be exercised by December 31, 2018. Further details can be found in Item 6.5.4 of the Notes. By December 31, 2018, 4,685 shares under this entitlement worth € 0.5 million had been transferred to the Senior Management Group. On April 1, 2018, the Senior Management Group was granted 9,360 shares under the 2014 LTI program, which had the option to receive these shares within six months. As of December 31, 2018, the option was exercised by the Senior Management Group for 9,360 shares.